INVESTMENTS - Disclosure of associates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Investments in associates accounted for using equity method	$ 7,201
Investments in associates accounted for using equity method	$ 2,501	$ 7,201
BioConnection Investment B.V.
Disclosure of associates [line items]
Proportion of ownership interest in associates	22.98%	43.85%	43.85%
Investments in associates accounted for using equity method	$ 7,201	$ 7,118	$ 6,177
Share in net profit	(1,083)	694	361
Amortization of financial guarantee	(153)	(33)	(32)
Dilution of equity stake	(2,991)	0	0
Currency translation	(473)	(578)	612
Investments in associates accounted for using equity method	$ 2,501	$ 7,201	$ 7,118